REGULATORY REQUIREMENTS (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Futu Securities
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	$ 5,044,921	$ 6,243,794	$ 6,666,092
Requirement	1,572,427	1,593,608	1,631,080
Excess	3,472,494	4,650,186	5,035,012
Futu Clearing Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	4,057,214	3,456,065	3,308,395
Requirement	321,482	303,734	97,565
Excess	3,735,732	3,152,331	3,210,830
Moomoo Financial Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	71,076	109,105	149,871
Requirement	22,245	21,343	22,560
Excess	48,831	87,762	127,311
Moomoo Financial Singapore pte Ltd.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	685,144	685,433	345,424
Requirement	170,813	193,142	156,646
Excess	514,331	492,291	188,778
Futu Insurance Brokers (Hong Kong) Limited
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	1,399	1,498	1,718
Requirement	500	500	500
Excess	899	998	$ 1,218
Futu Securities (Australia) Ltd.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	60,951	90,381
Requirement	1,214	1,250
Excess	$ 59,737	$ 89,131